Exploration and Evaluation Assets (Tables)	6 Months Ended
Jun. 30, 2025
Exploration and Evaluation Assets
Schedule of Exploration and Evaluation Assets

Commercial Plant Evaluation (Lanxess 1A)

Acquisition:
Balance, December 31, 2024	$6,000
Option payments	—
Balance, June 30, 2025	$6,000
Exploration and Evaluation:
Balance, December 31, 2024	$20,446
Lanxess 1A evaluation costs	6
Balance, June 30, 2025	$20,452
Balance, December 31, 2024	$26,446
Balance, June 30, 2025	$26,452